Investments - Narrative, Cost or Amortized Cost, Gross Unrealized Gains and Losses, Fair Value and OTTI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Investments
Fair Value	$ 45,549
Cost or Amortized Cost	41,783
States, municipalities and political subdivisions | Pre-refunded bonds
Investments
Fair Value	3,699	$ 13,820
Credit concentration | Corporate fixed maturity and equity securities | Europe
Investments
Cost or Amortized Cost	3,141	4,852
Gross Unrealized Gains	$ 298	$ 501
Investment portfolio | Credit concentration | Corporate fixed maturity and equity securities | Europe
Investments
Concentration percentage	13.00%	6.00%
Investment portfolio | Credit concentration | Corporate fixed maturity and equity securities | Europe | Finance Sector
Investments
Concentration percentage	2.00%
Investment portfolio | Credit concentration | States, municipalities and political subdivisions | Individual U. S. states | Maximum
Investments
Concentration percentage	5.00%	4.00%
Investment portfolio | Credit concentration | States, municipalities and political subdivisions | Municipal revenue bonds
Investments
Concentration percentage	48.00%	55.00%